Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Net income/(loss) for the year	$ 51,665	$ (28,267)
Items not affecting cash:
Stock-based compensation	4,128	4,731
Depreciation	1,062	1,364
Foreign exchange loss/(gain)	326	(3,828)
Share of (income)/loss in Joint Venture	(3,648)	347
Inventories write down		326
Gain on dilution of interest in Joint Venture	(74,492)
Gain on increase of interest in Joint Venture		(6,104)
Impairment of Organoclay property, plant and equipment		11,580
Accrued interest and other expenses	744	987
Changes in non-cash working capital items:
Decrease/(increase) in receivables, prepaids and deposits	2,011	(264)
Decrease in inventories	343	443
Increase in accounts payable and accrued liabilities	214	141
Net cash used in operating activities	(17,647)	(18,544)
INVESTING ACTIVITIES
Loans to Joint Venture (Note 5)	(66,250)	(24,000)
Repayment of loans to Joint Venture and accrued interest (Note 5)	8,778	25,000
Contribution to Joint Venture	(1,019)	(11,337)
Cash acquired as a result of Joint Operation accounting (Note 5)	79,984
Additions to exploration and evaluation assets	(560)	(1,416)
Release of restricted cash		1,666
Additions to property, plant and equipment	(29,290)	(586)
Net cash used in investing activities	(8,357)	(10,673)
FINANCING ACTIVITIES
Proceeds from stock option exercises	568	9
Drawdowns from the credit facility (Note 8)	66,250	17,500
Debt financing costs paid		(1,550)
Finance lease repayments	(269)	(52)
Repayment of long-term borrowings	(135)	(129)
Other (Note 8)	1,500
Net cash provided by financing activities	67,914	15,778
EFFECT OF FOREIGN EXCHANGE ON CASH	100	(351)
CHANGE IN CASH AND CASH EQUIVALENTS	42,010	(13,790)
CASH AND CASH EQUIVALENTS - BEGINNING OF THE YEAR	41,604	55,394
CASH AND CASH EQUIVALENTS - END OF THE YEAR	$ 83,614	$ 41,604